Significant accounting policies - Additional Information (Detail) - NBA License Agreement [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Impairment					€ 36,000
Amortization expense	€ 612	€ 417	€ 207	€ 2,993